Share-based compensation - Assumptions (Details)	12 Months Ended
Dec. 31, 2015
2007 Plan
Share-based compensation
Expected term	6 years
Dividend yield	5.00%
2007 Plan | Minimum
Share-based compensation
Average risk-free rate of return	1.82%
Volatility rate	46.30%
2007 Plan | Maximum
Share-based compensation
Average risk-free rate of return	1.92%
Volatility rate	55.20%
2015 Plan
Share-based compensation
Expected term	6 years
Dividend yield	5.00%
2015 Plan | Minimum
Share-based compensation
Average risk-free rate of return	1.57%
Volatility rate	55.00%
2015 Plan | Maximum
Share-based compensation
Average risk-free rate of return	1.92%
Volatility rate	55.90%